Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Putnam International Equity Fund
Entity Central Index Key	0000868648
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Putnam International Equity Fund
Class Name	Class A
Trading Symbol	POVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$66	1.24%
[1]
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.24%
Net Assets	$ 905,179,137
Holdings Count | $ / shares	68
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$905,179,137
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	68
Portfolio Turnover Rate	34%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam International Equity Fund
Class Name	Class C
Trading Symbol	PIGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$104	1.97%
[3]
Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.97%
Net Assets	$ 905,179,137
Holdings Count | $ / shares	68
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$905,179,137
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	68
Portfolio Turnover Rate	34%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam International Equity Fund
Class Name	Class R
Trading Symbol	PIERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R	$79	1.49%
[5]
Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.49%
Net Assets	$ 905,179,137
Holdings Count | $ / shares	68
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$905,179,137
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	68
Portfolio Turnover Rate	34%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam International Equity Fund
Class Name	Class R5
Trading Symbol	POVDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R5	$51	0.96%
[7]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.96%
Net Assets	$ 905,179,137
Holdings Count | $ / shares	68
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$905,179,137
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	68
Portfolio Turnover Rate	34%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam International Equity Fund
Class Name	Class R6
Trading Symbol	POVEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$46	0.87%
[9]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.87%
Net Assets	$ 905,179,137
Holdings Count | $ / shares	68
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$905,179,137
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	68
Portfolio Turnover Rate	34%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[10]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam International Equity Fund
Class Name	Class Y
Trading Symbol	POVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Y	$53	0.99%
[11]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%
Net Assets	$ 905,179,137
Holdings Count | $ / shares	68
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$905,179,137
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	68
Portfolio Turnover Rate	34%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
†	Annualized.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
†	Annualized.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
†	Annualized.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
†	Annualized.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
†	Annualized.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
†	Annualized.

[12]
*	Does not include derivatives, except purchased options, if any.